Auditors' remuneration	12 Months Ended
Dec. 31, 2025
Auditors' remuneration
Auditors' remuneration

A8. Auditors’ remuneration

	2025	2024	2023
	$m	$m	$m
Fees payable to the Company’s auditors for the audit of the Parent Company and Group accounts	5	6	5
Audit of accounts of subsidiaries of the Group	8	8	9
Audit-related assurance services[1]	1	—	—
Total	14	14	14
1.

Fees for 2024 and 2023, related to the attestation report required by Section 404 of the Sarbanes-Oxley Act, have been reclassified from the audit-related assurance services, to “Fees payable to the Company’s auditors for the audit of the Parent Company and Group accounts” and “Audit of accounts of subsidiaries of the group”, to conform to the current year presentation.